Provisions and Contingent Liabilities - Summary Of Changes In Other Provisions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Beginning balance	R$ 17,474	R$ 11,843	R$ 5,334
Monetary correction	2,492	1,667	2,226
Provision/(Reversal)	(1,601)	7,897	3,531
Business combination (Note 5 (ii))			7,921
Payments	(3,172)	(3,933)	(7,169)
Ending balance	R$ 15,193	R$ 17,474	R$ 11,843